Details of Significant Accounts - Revenue, alternative disaggregation of revenue and contract assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
AR/AI cloud solutions	$ 18,238	$ 20,685	$ 17,834
Maximum
Revenue
Revenue contract terms	1 year